Fair Value of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Fair Value of Financial Assets and Liabilities
44	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values stated below represent the best estimates based on a range of methods and assumptions. In determining the fair value of financial assets and liabilities, the Group gives the highest priority to a quoted market price in an active market. If such prices are not available, it establishes fair value using valuation techniques. The valuation techniques, if used, make maximum use of observable inputs, and rely as little as possible on unobservable inputs.
Financial Assets and Liabilities Carried at Fair Value
Valuation Process
The Group undertakes a valuation process based on its valuation control framework, which governs internal control standards, methodologies and procedures to ensure that the fair values are determined or validated independently of the front office.
The Group uses valuation techniques commonly used by market participants to price the financial instruments and they have been demonstrated to provide reliable estimates of prices obtained in actual market transactions. The valuation techniques include the DCF method, option pricing models and reference to the current fair value of another instrument that is substantially the same. Key adjustments, such as liquidity risk and credit risk adjustments are also taken into account to derive fair values.
Where valuation techniques are used to determine fair values, they are validated and reviewed. In principal subsidiaries, their risk management departments, which are independent from the business units, review significant valuation methodologies at least once a year, and recalibrate model parameters and inputs by comparing fair values derived from the valuation techniques to the external market data such as broker quotes. Where the data obtained from third-party sources such as brokers and pricing service providers are utilized in determining fair values, those departments also examine those data, taking into account the consistency among the different sources, the aging of the data and other factors. In addition, accounting departments in those principal subsidiaries are responsible for ensuring that the accounting policies and procedures to determine fair values are in compliance with relevant accounting standards.
Fair Value Hierarchy
Financial assets and liabilities measured at fair value are classified into one of three levels within a fair value hierarchy based on the inputs used in the fair value measurement. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).

The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2024 and 2023.

	At March 31, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,576,535	¥1,097,627	¥—	¥5,674,162
Equity instruments	818,116	19,783	—	837,899

Total trading assets	5,394,651	1,117,410	—	6,512,061

Derivative financial instruments:
Interest rate derivatives	45,746	6,377,352	240	6,423,338
Currency derivatives	—	3,402,776	1,143	3,403,919
Equity derivatives	33,440	511	16,636	50,587
Commodity derivatives	1,905	6,843	—	8,748
Credit derivatives	—	22,271	409	22,680

Total derivative financial instruments	81,091	9,809,753	18,428	9,909,272

Financial assets at fair value through profit or loss:
Debt instruments	568,441	984,694	739,914	2,293,049
Equity instruments	3,610	240	79,230	83,080

Total financial assets at fair value through profit or loss	572,051	984,934	819,144	2,376,129

Investment securities at fair value through other comprehensive income:
Japanese government bonds	7,547,377	—	—	7,547,377
U.S. Treasury and other U.S. government agency bonds	6,062,125	—	—	6,062,125
Other debt instruments	1,898,075	8,508,607	—	10,406,682

Total debt instruments	15,507,577	8,508,607	—	24,016,184

Equity instruments	5,150,409	140,983	525,869	5,817,261

Total investment securities at fair value through other comprehensive income	20,657,986	8,649,590	525,869	29,833,445

Total	¥26,705,779	¥20,561,687	¥1,363,441	¥48,630,907

Financial liabilities:
Trading liabilities:
Debt instruments	¥4,318,789	¥267,966	¥—	¥4,586,755
Equity instruments	335,207	2,528	—	337,735

Total trading liabilities	4,653,996	270,494	—	4,924,490

Derivative financial instruments:
Interest rate derivatives	47,983	7,635,835	2,896	7,686,714
Currency derivatives	185	4,002,703	2,066	4,004,954
Equity derivatives	58,445	73,802	13,254	145,501
Commodity derivatives	1,734	5,810	—	7,544
Credit derivatives	—	32,665	95	32,760

Total derivative financial instruments	108,347	11,750,815	18,311	11,877,473

Financial liabilities designated at fair value through profit or loss	—	373,242	125,042	498,284

Others (2)	—	(4,257)	(5,227)	(9,484)

Total	¥4,762,343	¥12,390,294	¥138,126	¥17,290,763

	At March 31, 2023
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,732,551	¥497,294	¥—	¥4,229,845
Equity instruments	340,365	15,705	—	356,070

Total trading assets	4,072,916	512,999	—	4,585,915

Derivative financial instruments:
Interest rate derivatives	130,725	5,658,891	—	5,789,616
Currency derivatives	145	2,774,537	499	2,775,181
Equity derivatives	20,571	13,002	20,935	54,508
Commodity derivatives	407	8,735	—	9,142
Credit derivatives	—	21,142	358	21,500

Total derivative financial instruments	151,848	8,476,307	21,792	8,649,947

Financial assets at fair value through profit or loss:
Debt instruments	343,539	398,883	650,467	1,392,889
Equity instruments	2,829	7,320	85,201	95,350

Total financial assets at fair value through profit or loss	346,368	406,203	735,668	1,488,239

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,576,298	—	—	9,576,298
U.S. Treasury and other U.S. government agency bonds	5,232,456	—	—	5,232,456
Other debt instruments	1,503,857	6,498,812	—	8,002,669

Total debt instruments	16,312,611	6,498,812	—	22,811,423

Equity instruments	4,076,610	7,177	464,821	4,548,608

Total investment securities at fair value through other comprehensive income	20,389,221	6,505,989	464,821	27,360,031

Total	¥24,960,353	¥15,901,498	¥1,222,281	¥42,084,132

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,017,272	¥84,161	¥—	¥3,101,433
Equity instruments	183,935	5,721	—	189,656

Total trading liabilities	3,201,207	89,882	—	3,291,089

Derivative financial instruments:
Interest rate derivatives	92,387	7,317,498	3,248	7,413,133
Currency derivatives	—	3,001,220	5,066	3,006,286
Equity derivatives	34,204	894	7,110	42,208
Commodity derivatives	1,247	6,699	—	7,946
Credit derivatives	—	27,074	208	27,282

Total derivative financial instruments	127,838	10,353,385	15,632	10,496,855

Financial liabilities designated at fair value through profit or loss	—	229,086	185,020	414,106

Others (2)	—	(4,086)	(7,852)	(11,938)

Total	¥3,329,045	¥10,668,267	¥192,800	¥14,190,112

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2024 and 2023.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2024 and 2023.

	At April 1, 2023	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2024	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2024
		Included in profit or loss	Included in other comprehensive income

	(In millions)

Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥(1,545)	¥—	¥2,167	¥(30)	¥—	¥—	¥—	¥—	¥(2,656)	¥415
Currency derivatives—net	(4,567)	3,680	—	74	(110)	—	—	—	—	(923)	3,335
Equity derivatives—net	13,825	(5,133)	—	4,860	(10,170)	—	—	—	—	3,382	4,067
Credit derivatives—net	150	164	—	—	—	—	—	—	—	314	167

Total derivative financial instruments—net	6,160	(2,834)	—	7,101	(10,310)	—	—	—	—	117	7,984

Financial assets at fair value through profit or loss:
Debt instruments	650,467	40,170	341	161,937	(38,919)	—	(62,784)	—	(11,298)	739,914	39,860
Equity instruments	85,201	(220)	—	8,907	(5,291)	—	(8,125)	—	(1,242)	79,230	(2,223)

Total financial assets at fair value through profit or loss	735,668	39,950	341	170,844	(44,210)	—	(70,909)	—	(12,540)	819,144	37,637

Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	67,532	3,012	(8,198)	—	(931)	16	(383)	525,869	—

Total investment securities at fair value through other comprehensive income	464,821	—	67,532	3,012	(8,198)	—	(931)	16	(383)	525,869	—

Financial liabilities designated at fair value through profit or loss	(185,020)	(19,258)	(1,289)	—	—	(29,208)	109,733	—	—	(125,042)	(2,019)

Others (3) —liabilities:	7,852	(1,766)	—	—	—	—	—	—	(859)	5,227	(2,450)

Total	¥1,029,481	¥16,092	¥66,584	¥180,957	¥(62,718)	¥(29,208)	¥37,893	¥16	¥(13,782)	¥1,225,315	¥41,152

	At April 1, 2022	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2023	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2023
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥(1,514)	¥—	¥554	¥—	¥—	¥—	¥—	¥4,874	¥(3,248)	¥(959)
Currency derivatives—net	1,652	(697)	—	—	—	—	—	—	(5,522)	(4,567)	(2,302)
Equity derivatives—net	15,384	3,012	—	5,595	(10,166)	—	—	—	—	13,825	7,693
Credit derivatives—net	521	(371)	—	—	—	—	—	—	—	150	(240)

Total derivative financial instruments—net	10,395	430	—	6,149	(10,166)	—	—	—	(648)	6,160	4,192

Financial assets at fair value through profit or loss:
Debt instruments	693,013	(4,804)	301	157,152	(42,145)	—	(69,317)	—	(83,733)	650,467	(6,742)
Equity instruments	35,884	6,033	—	46,374	(525)	—	(1,381)	—	(1,184)	85,201	5,688

Total financial assets at fair value through profit or loss	728,897	1,229	301	203,526	(42,670)	—	(70,698)	—	(84,917)	735,668	(1,054)

Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	8,865	5,380	(17,578)	—	(571)	12	—	464,821	—

Total investment securities at fair value through other comprehensive income	468,713	—	8,865	5,380	(17,578)	—	(571)	12	—	464,821	—

Financial liabilities designated at fair value through profit or loss	(291,086)	(20,742)	2,129	—	—	(56,316)	180,995	—	—	(185,020)	13,496

Others (3) —liabilities:	3,052	6,078	—	940	—	—	—	—	(2,218)	7,852	7,671

Total	¥919,971	¥(13,005)	¥11,295	¥215,995	¥(70,414)	¥(56,316)	¥109,726	¥12	¥(87,783)	¥1,029,481	¥24,305

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at beginning of the period. For the fiscal year ended March 31, 2024 and 2023, transfers out of Level 3 amounted to ¥13,782 million and ¥87,783 million, respectively. Those transfers out of Level 3 were primarily due to a decrease of significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2024 and 2023 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2024	2023	2024	2023

	(In millions)
Net interest income	¥1,855	¥1,478	¥909	¥1,078
Net trading income (loss)	(6,455)	5,119	4,625	10,785
Net income (loss) from financial assets and liabilities at fair value through profit or loss	20,692	(19,513)	35,618	12,442
Other expenses	—	(89)	—	—

Total	¥16,092	¥(13,005)	¥41,152	¥24,305

The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2024 and 2023 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
Balance at beginning of period	¥22,276	¥27,100
Increase due to new trades	3,985	18,402
Reduction due to redemption, sales or passage of time	(14,088)	(23,226)

Balance at end of period	¥12,173	¥22,276

The Group has entered into transactions where the fair value is determined using valuation techniques for which not all inputs are observable in the market. The difference between the transaction price and the fair value that would be determined at initial recognition using a valuation technique is referred to as “day one profit and loss,” which is not recognized immediately in the consolidated income statements. The table above shows the day one profit and loss balances, all of which are derived from derivative financial instruments, financial assets at fair value through profit or loss and financial liabilities designated at fair value through profit or loss. The release to profit or loss results from the realization due to redemption or sales, and the amortization of the deferred day one profit and loss with the passage of time over the life of the instruments.
Valuation Techniques
Financial instruments which are classified as trading assets and liabilities, derivative financial instruments, financial assets at fair value through profit or loss, investment securities at fair value through other comprehensive income and financial liabilities designated at fair value through profit or loss are measured at fair value in the consolidated statements of financial position. These instruments are measured at fair value using a quoted market price, if they are traded in an active market, or, for others, using the fair value measurement techniques as discussed below.
Trading assets and trading liabilities
Debt and equity instruments traded in an active market are measured at fair value using a quoted market price in such a market and they are categorized within Level 1. If a quoted market price is not available, they are measured by using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another instrument that is substantially the same, based on inputs such as prices obtained from brokers, observable interest rates and spreads. These financial instruments are categorized within Level 2. Debt instruments measured at fair value using the DCF method, where primary inputs are observable interest rates and credit spreads, inferred from the prevailing market rates, are also categorized within Level 2.
Derivative financial instruments (including embedded derivatives)
Listed derivatives (including interest rates, bonds, currencies, stocks and commodities) are measured at fair value using the settlement price announced by the major exchange on which transactions are traded because the settlement price in the exchange reflects the most current transaction price, and is readily and regularly available from the exchange. Listed derivatives are categorized within Level 1.
OTC derivatives
(non-exchange-traded
derivatives), including embedded derivatives that are separately accounted for from the host contracts, are measured at fair value using valuation techniques such as the present value of estimated future cash flows and option pricing models, generally based on observable interest rates, foreign exchange, commodities, stock prices and other factors as inputs. The valuation models for some transactions, such as yield curve spread options and equity options use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. If the impact of these unobservable inputs is significant to the fair value for those transactions, the Group categorizes the transactions within Level 3.
In addition, the fair value of OTC derivatives incorporates both counterparty credit risk in relation to OTC derivative assets and own credit risk in relation to OTC derivative liabilities. The Group calculates the credit risk adjustments by applying the probability of default that reflects the counterparty’s or its own credit risk to the OTC derivative exposures and multiplying the result by the loss expected in the event of default. For the probability of default, the Group uses observable market data, where possible. The fair value of OTC derivatives also incorporates adjustments reflecting funding costs to uncollateralized components of these derivatives, based on market-observable spreads on the Group’s funding transactions. The OTC derivative exposures used are determined taking into consideration the effect of master netting agreements and collateral. As the Group manages the OTC derivatives on the basis of its net credit risk exposure, the credit risk adjustments of those OTC derivatives are measured on a portfolio basis in accordance with the exception set forth in IFRS 13.
Financial assets at fair value through profit or loss
Non-trading
bonds in this category are measured at fair value, using a valuation technique based on the observable prices in the market and they are categorized within Level 2. If they are measured at fair value using a valuation technique based mainly on significant unobservable inputs such as foreign exchange volatility, they are categorized within Level 3.
Publicly traded stocks, investment trusts and funds are measured at fair value using the market price and are categorized within Level 1 if they are traded in an active market. Instruments whose prices are not available in the market, such as privately offered investment trusts, are measured at fair value based on the unit price, which is usually regarded as an exit price, obtained from the fund administrator or investment management firm. In such a case, these investment trusts and funds are categorized within Level 2. Other investment funds included in financial assets at fair value through profit or loss, such as private equity funds and real estate investment funds, are generally measured at fair value based on net asset value, which includes significant unobservable inputs. These funds are categorized within Level 3.
Certain loans and advances are measured at fair value using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral and market interest rates, which include significant unobservable inputs, and are categorized within Level 3.
Some equity and debt instruments in this category are hybrid instruments which have both equity and debt features. These include preferred stocks which are measured at fair value using the Monte Carlo Simulation valuation model, if they are indexed to the market prices in a stock exchange. The valuation model uses the historical volatility of the listed stocks as an input, which are not observable in the market, resulting in these instruments being categorized within Level 3, if the impact of this unobservable input is significant to the fair value. Other types of preferred stocks and other non-hybrid
equity instruments are evaluated using valuation techniques for unlisted stocks, which are normally used for private equity investments. The Group calculates the fair values of these instruments based on the market approach using market multiples, the DCF method or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.
Investment securities at fair value through other comprehensive income
Debt instruments are measured at fair value using a quoted market price and categorized within Level 1 if they are traded in an active market. Debt instruments are categorized within Level 2 if they are measured at fair value using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another bond that is substantially the same based on inputs such as prices obtained from brokers, observable interest rates and spreads
.

As for equity instruments, listed stocks are measured at fair value based on the market price at a stock exchange. If these stocks are traded in an active market, these instruments are categorized within Level 1, otherwise categorized within Level 2. Unlisted common and preferred stocks in this category are measured at fair value based on the market approach using market multiples or others in which unobservable inputs are used. If the stocks are measured at fair values using significant unobservable inputs, these instruments are categorized within Level 3, otherwise categorized within Level 2.
Financial liabilities designated at fair value through profit or loss
Certain financial liabilities containing embedded derivatives are measured at fair value using valuation techniques. The host contracts of those liabilities are measured at fair value based on the present values of the contractual cash flows for expected remaining maturities, using the relevant credit-adjusted rates based on observable market data on the Group’s funding transactions. The embedded derivatives, which forms part of the contractual cash flows, are measured at fair value by using the same procedures as described in “Derivative financial instruments (including embedded derivatives).” Those financial liabilities are measured at fair value by combining the fair values of the host contracts and embedded derivatives. The valuation techniques for most of those liabilities use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. If the impact of these unobservable inputs is significant to the fair value for those liabilities, the Group categorizes those liabilities within Level 3.

Significant Unobservable Inputs
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2024 and 2023.

	At March 31, 2024
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥240	¥2,896	Option model	Interest rate to interest rate correlation	31%-99%
				Quanto correlation	(8%)-49%
				Foreign exchange volatility	12%
Currency derivatives	1,143	2,066	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	4%-49%
				Foreign exchange volatility	7%-13%
Equity derivatives	16,636	13,254	Option model	Equity to equity correlation	49%-84%
				Quanto correlation	(10%)-16%
				Equity volatility	2%-66%
Credit derivatives	409	95	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	739,914	—	Option model	Foreign exchange volatility	10%-42%
			DCF model	Probability of default rate	0%-30%
				Loss given default rate	25%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	79,230	—	Market multiples	Price/Book value multiple	1.2x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	Market multiples	Price/Book value multiple	0.3x-3.5x
				Liquidity discount	20%
			See note (3) below	—	—

Financial liabilities designated at fair value through profit or loss	—	125,042	Option model	Equity to equity correlation	42%-84%
				Interest rate to interest rate correlation	26%-27%
				Quanto correlation	(10%)-49%
				Equity volatility	16%-39%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(5,227)	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(8%)-49%
				Equity volatility	26%-28%
				Foreign exchange volatility	7%-42%
			Credit Default model	Quanto correlation	18%-30%

	At March 31, 2023
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥—	¥3,248	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-42%
Currency derivatives	499	5,066	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	8%-50%
				Foreign exchange volatility	12%-36%
Equity derivatives	20,935	7,110	Option model	Equity to equity correlation	48%-92%
				Quanto correlation	(13%)-38%
				Equity volatility	12%-70%
Credit derivatives	358	208	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	650,467	—	Option model	Foreign exchange volatility	13%-43%
			DCF model	Probability of default rate	0%-33%
				Loss given default rate	0%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	85,201	—	Market multiples	Price/Book value multiple	1.1x
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	Market multiples	Price/Book value multiple	0.2x-3.7x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	185,020	Option model	Equity to equity correlation	47%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(13%)-50%
				Equity volatility	17%-52%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(7,852)	Option model	Equity to equity correlation	80%-83%
				Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-50%
				Equity volatility	24%-28%
				Foreign exchange volatility	12%-43%
			Credit Default model	Quanto correlation	15%-25%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Correlation
Correlation represents a measure of the relationship between the m ovements of two variables, which is expressed as a number between plus and minus one. A positive correlation indicates that two variables move in the same direction while a negative correlation indicates that they move in opposite directions. Correlations could be any combination of variables such as interest rates, foreign exchange rates, CDS spread and stock price movements. Thus, both same-asset correlation and cross-asset correlation are used. Interest rate correlation between two different tenors is an example of same-asset correlations while quanto correlation which is the correlation between foreign exchange rates and another variable is an example of cross-asset correlation. These correlations are used in the valuation techniques of complex derivatives and estimated based on historical data. In general, a significant increase in the correlation in isolation would result in either a significantly higher or lower fair value measurement, depending on the terms of the instruments.
Volatility
Volatility represents a measure of how much a particular instrument, parameter or index is expected to change in value over time. The volatilities used in the valuation of some type of derivative instruments with optionality refer to the potential change in price or level of the underlying interest rates, foreign exchange rates or equity instruments. The volatilities of underlying listed stocks are used in the valuation of preferred stocks containing optionality. These volatilities are estimated based on historical data or information provided by third-party sources, together with other analytical techniques. In general, a significant increase in the volatility in isolation would result in a significantly higher fair value measurement.
Probability of default and loss given default rates
Probability of default rate represents the probability of default that reflects the counterparty’s credit risk while loss given default rate represents the loss expected in the event of default. Those are estimated based on historical experiences. In general, a significant increase in probability of default rate or loss given default rate in isolation would result in a significantly lower fair value measurement.
Discount margin
Discount margin represents a spread used in estimating future cash flows in a DCF method to reflect the uncertainty of the cash flows that market participants would consider. In general, a significant increase in the discount margin in isolation would result in a significantly lower fair value measurement.
Price/Earnings, price/book value multiples
Price/Earnings (“P/E”) multiple represents the ratio of the equity value to the net income, while price/book value (“P/B”) multiple represents the ratio of the equity value to the book value. These multiples are estimated based on comparable listed companies. In general, a significant increase in the P/E multiple or P/B multiple in isolation would result in a significantly higher fair value measurement.
Liquidity discount
A liquidity discount is primarily applied in the valuation techniques for unlisted stocks to reflect the fact that these stocks are not actively traded. In general, a significant increase in the liquidity discount in isolation would result in a significantly lower fair value measurement.

Sensitivity Analysis
The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2024
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,656)	¥31	¥31	¥—	¥—
Currency derivatives—net	(923)	3	3	—	—
Equity derivatives—net	3,382	3,393	3,399	—	—
Credit derivatives—net	314	11	11	—	—
Financial assets at fair value through profit or loss:
Debt instruments	739,914	243	2,224	—	—
Equity instruments	79,230	197	363	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	—	19,211	19,211
Financial liabilities designated at fair value through profit or loss (1)	(125,042)	305	315	—	—
Others (1)(2) —liabilities:	5,227	34	34	—	—

	At March 31, 2023
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥—	¥—	¥—	¥—
Currency derivatives—net	(4,567)	6	6	—	—
Equity derivatives—net	13,825	2,462	2,467	—	—
Credit derivatives—net	150	17	17	—	—
Financial assets at fair value through profit or loss:
Debt instruments	650,467	917	4,533	—	—
Equity instruments	85,201	362	875	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	—	15,368	15,368
Financial liabilities designated at fair value through profit or loss (1)	(185,020)	1,007	1,109	—	—
Others (1)(2) —liabilities:	7,852	62	61	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Derivative financial instruments (including embedded derivatives)
For derivative financial instruments, including embedded derivatives that are separately accounted for from host contracts, that use correlation or volatility in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant.
Financial assets at fair value through profit or loss
With respect to preferred stocks convertible into listed stocks, for which historical volatilities of related listed stocks are used in the valuation techniques, the impact resulting from using a reasonable range for the volatility is statistically estimated where it is expected to be significant. For the other preferred stocks, for which the discount margins are used in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant. With respect to certain loans and advances, for which the probability of default and loss given default rates are used in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant. Certain investment funds are measured at fair value determined based on net asset value per share, which includes significant unobservable inputs. Since those funds are managed by value at risk (“VaR”) based on historical gain or loss data, the impact of the valuation sensitivity is estimated using a one-day
VaR of the portfolio, based on a
one-sided
confidence interval of 99.0%.
Investment securities at fair value through other comprehensive income
With respect to unlisted stocks which are measured at fair value based on a market approach, the impact of changing the market multiples within a reasonable range (±10%) is estimated.
Financial liabilities designated at fair value through profit or loss
Sensitivity analysis of the financial liabilities designated at fair value through profit or loss is calculated using the same procedures as described in “Derivative financial instruments (including embedded derivatives).”
Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2024 and 2023. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At March 31, 2024
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)

Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥316,392	¥315,077	¥219,714	¥95,363	¥—
Loans and advances	b	121,716,465	124,143,634	—	183,237	123,960,397
Other financial assets	b	7,509,528	7,506,752	—	7,456,468	50,284

		At March 31, 2024
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥130,910,884	¥130,907,582	¥—	¥130,907,582	¥—
Other deposits	c	51,186,435	51,192,932	—	51,070,515	122,417
Borrowings	c	15,684,515	15,639,123	—	15,630,657	8,466
Debt securities in issue	c	14,075,084	14,184,095	—	14,094,156	89,939
Other financial liabilities	c	10,523,048	10,522,900	—	10,483,488	39,412

		At March 31, 2023
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥235,567	¥235,541	¥165,208	¥70,333	¥—
Loans and advances	b	111,891,134	114,154,110	—	237,232	113,916,878
Other financial assets	b	5,360,634	5,357,987	—	5,307,316	50,671

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥123,181,105	¥123,009,507	¥—	¥123,009,507	¥—
Other deposits	c	49,746,705	49,607,234	—	49,481,149	126,085
Borrowings	c	14,954,804	14,876,449	—	14,868,020	8,429
Debt securities in issue	c	11,984,994	11,828,910	—	11,726,142	102,768
Other financial liabilities	c	8,522,212	8,522,110	—	8,387,339	134,771

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.

(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.